SCUDDER
                                                                   INVESTMENTS




                             Growth/Aggressive Funds
                             Advisor Classes A, B and C


                Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           |
                           | Scudder Aggressive Growth Fund
                           | February 1, 2001, as revised June 25, 2001
                           |
                           | Scudder Small Capitalization Equity Fund
                           | February 1, 2001, as revised June 25, 2001
                           |
                           | Scudder Small Company Stock Fund
                           | December 29, 2000, as revised June 25, 2001
                           |
                           | Scudder 21st Century Growth Fund
                           | October 1, 2000, as revised June 25, 2001


      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

   Contents
--------------------------------------------------------------------------------

   How the Funds Work                          How to Invest in the Funds

     4  Scudder Aggressive Growth               34  Choosing a Share Class
        Fund
                                                39  How to Buy Shares
     8  Scudder Small Capitalization
        Equity Fund                             40  How to Exchange or Sell
                                                    Shares
    12  Scudder Small Company
        Stock Fund                              41  Policies You Should Know
                                                    About
    16  Scudder 21st Century
        Growth Fund                             46  Understanding Distributions
                                                    and Taxes
    20  Other Policies And Risks

    22  Who Manages and Oversees
        the Funds

    24  Financial Highlights

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect its performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                           |  Class A     Class B     Class C
                            ticker symbol  |  KGGAX       KGGBX       KGGCX
                              fund number  |  073         273         373

  Scudder Aggressive Growth Fund
  formerly Kemper Aggressive Growth Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks capital appreciation through the use of aggressive investment techniques.

The fund normally invests at least 65% of total assets in equities -- mainly common stocks -- of U.S. companies. Although the fund can invest in stocks of any size and market sector, it may invest in initial public offerings (IPOs) and in growth-oriented market sectors, such as the technology sector. In fact, the fund's stock selection methods may at times cause it to invest more than 25% of total assets in a single sector. A sector is made up of numerous industries.

In choosing stocks, the portfolio managers look for individual companies in growing industries that have innovative products and services, competitive positions, repeat customers, effective management, control over costs and prices, strong balance sheets and earnings growth.

To a limited extent, the managers may seek to take advantage of short-term trading opportunities that result from market volatility. For example, the managers may increase positions in favored companies when prices fall and may sell fully valued companies when prices rise.

The fund normally will sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated, other investments offer better opportunities or to adjust its emphasis in a given industry.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While the fund invests mainly in U.S. common stocks, it could invest up to 25% of total assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund may focus on one or more sectors increases this risk, because factors affecting those sectors could affect fund performance.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given stock than a diversified fund, factors affecting that stock could affect fund performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Stocks of small companies (including most that issue IPOs) can be highly volatile because their prices often depend on future expectations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who can accept an above-average level of risk to their investment and who are interested in potentially higher performance.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did total returns would be lower. The table shows how fund performance compares with two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Aggressive Growth Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  1997         33.38
  1998         13.98
  1999         49.06
  2000         -8.39


Best Quarter: 33.20%, Q4 1999             Worst Quarter: -18.97%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                                  1 Year        Since Inception*
--------------------------------------------------------------------------------
Class A                                           -13.66              18.30
--------------------------------------------------------------------------------
Class B                                           -11.96              18.72
--------------------------------------------------------------------------------
Class C                                            -9.32              18.99
--------------------------------------------------------------------------------
Index 1                                            -9.10              17.20
--------------------------------------------------------------------------------
Index 2                                            -7.46              16.31
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 3000 Index, an unmanaged index of 3,000 of the largest capitalized companies that are domiciled in the United States and whose common stocks trade there.

*  Since 12/31/1996.

In both the chart and the table, total returns from 1997 through 1999 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A      Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)               5.75%         None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*        4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.52%        0.52%        0.52%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee               0.24         1.00         1.00
--------------------------------------------------------------------------------
Other Expenses**                               0.48         0.53         0.51
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.24         2.05         2.03
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.475%, 0.525% and 0.500% for Class A, Class B and Class C shares, respectively.

     Information in the table has been restated to reflect a new fixed rate administrative fee.

     Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                          1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                     $694         $946       $1,217       $1,989
--------------------------------------------------------------------------------
Class B shares                      608          943        1,303        1,980
--------------------------------------------------------------------------------
Class C shares                      306          637        1,093        2,358
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                     $694         $946       $1,217       $1,989
--------------------------------------------------------------------------------
Class B shares                      208          643        1,103        1,980
--------------------------------------------------------------------------------
Class C shares                      206          637        1,093        2,358
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          |  Class A     Class B     Class C
                           ticker symbol  |  KSCAX       KSCBX       KSCCX
                             fund number  |  004         204         304

  Scudder Small Capitalization Equity Fund
  formerly Kemper Small Capitalization Equity Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks maximum appreciation of investors' capital.

Under normal market conditions, the fund invests at least 65% of total assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.

In choosing stocks, the portfolio manager looks for individual companies with a history of revenue growth, effective management and strong balance sheets, among other factors. In particular, the manager seeks companies that may benefit from technological advances, new marketing methods and economic and demographic changes.

The manager also considers the economic outlooks for various sectors and industries, typically favoring those where high growth companies tend to be clustered, such as medical technology, software and specialty retailing.

The manager may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

The fund normally will sell a stock when the manager believes its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities. The fund also sells securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, as necessary to keep focused on smaller companies.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While the fund invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies, more vulnerable to competitive challenges and bad economic news, and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund invests in a given market sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in the growth potential of smaller companies or diversifying a large-cap growth portfolio.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with three broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B and the current applicable sales charge of Class B.

Scudder Small Capitalization Equity Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           69.01
1992            0.12
1993           16.79
1994           -3.31
1995           31.17
1996           14.09
1997           20.47
1998           -3.10
1999           33.62
2000          -10.59


Best Quarter: 32.09%, Q4 1999             Worst Quarter: -24.26%, Q4 2000


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Class A                     -15.73                8.44               14.16
--------------------------------------------------------------------------------
Class B                     -13.53                8.36               13.52
--------------------------------------------------------------------------------
Class C                     -11.13                8.78               13.80
--------------------------------------------------------------------------------
Index 1                     -22.43                7.14               12.80
--------------------------------------------------------------------------------
Index 2                      -3.02               10.31               15.53
--------------------------------------------------------------------------------
Index 3                      -9.10               18.33               17.46
--------------------------------------------------------------------------------

Index 1: Russell 2000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 2000 Index.

Index 2: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

Index 3: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                          Class A    Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                     5.75%      None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                   None*     4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                      0.82%     0.82%      0.82%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                     0.24      1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                     0.38      0.53       0.43
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.44      2.35       2.25
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.375%, 0.525% and 0.425% for Class A, Class B and Class C shares, respectively. In addition, the advisor has agreed to waive 0.015% of the administrative fee for Class A shares until 6/25/2002.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $713       $1,004      $1,317       $2,200
--------------------------------------------------------------------------------
Class B shares                        638        1,033       1,455        2,250
--------------------------------------------------------------------------------
Class C shares                        328          703       1,205        2,585
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $713       $1,004      $1,317       $2,200
--------------------------------------------------------------------------------
Class B shares                        238          733       1,255        2,250
--------------------------------------------------------------------------------
Class C shares                        228          703       1,205        2,585
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         |  Class A     Class B     Class C
                            fund number  |  439         639         739

  Scudder Small Company Stock Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing at least 65% of total assets in common stocks of small U.S. companies with potential for above-average long-term capital growth. The fund normally focuses on companies whose market capitalizations are below $2 billion. The fund does not invest in securities issued by tobacco-producing companies.

The managers use a multi-step process to manage the fund:

Stock Evaluation. The managers rely on a proprietary, quantitative screening process to identify stocks with above-average capital appreciation potential. Four primary factors are considered: valuation, trends in fundamentals, price momentum and risk. Valuation helps the managers measure how expensive a security is relative to its peers. Trends in fundamentals such as sales and earnings suggest whether the company's business is stable, improving or deteriorating. Price momentum provides an indicator of how the market is responding to these fundamentals. Risk measures help the managers understand the degree of financial uncertainty for a given company. Each stock is then ranked based on its relative attractiveness.

Portfolio Construction. The managers build a diversified portfolio of attractively rated companies using analytical tools to actively monitor the risk profile of the portfolio compared to appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including:

--------------------------------------------------------------------------------
OTHER INVESTMENTS While the fund invests primarily in common stocks, it may invest up to 20% of total assets in U.S. Government securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

o    focusing on companies with reasonable valuations

o    diversifying broadly among industries and companies (typically over 200)

o limiting the majority of the portfolio to 2% in any one issuer (other funds may invest 5% or more)

The fund will normally sell a stock when the managers believe it is too highly valued, its fundamental qualities have deteriorated, its potential risks have increased or it no longer qualifies as a small company.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the U.S. market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies, more vulnerable to competitive challenges and bad economic news, and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund focuses on a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o    small stocks may be out of favor for certain periods

o    the managers could be wrong in their analysis of companies

o    derivatives could produce disproportionate losses

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors interested in a fund that seeks to temper the risks of investing in small company stocks.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class AARP), adjusted to reflect the higher gross total annual operating expenses of Class A. In the table, the performance figures for each share class are based on the historical performance of Class AARP, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class AARP shares are offered in a different prospectus.


Scudder Small Company Stock Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998     -6.50
1999     -3.80


2000 Total Return as of September 30: 1.51%
Best Quarter: 19.40%, Q2 1999              Worst Quarter: -17.26%, Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                     1 Year                Since Inception*
--------------------------------------------------------------------------------
Class A                               -9.33                      4.29
--------------------------------------------------------------------------------
Class B                               -7.43                      4.49
--------------------------------------------------------------------------------
Class C                               -4.54                      5.61
--------------------------------------------------------------------------------
Index                                 21.26                     12.71
--------------------------------------------------------------------------------

Index: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small-cap U.S. stocks.

*  Since 2/1/1997. Index comparison begins 1/31/1997.

In the chart, total returns for 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)              5.75%           None        None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*         4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               0.75%          0.75%        0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25           1.00         1.00
--------------------------------------------------------------------------------
Other Expenses**                              0.48           0.53         0.50
--------------------------------------------------------------------------------
Total Annual Operating Expenses               1.48           2.28         2.25
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.475%, 0.525% and 0.500% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                   $717       $1,016        $1,336       $2,242
--------------------------------------------------------------------------------
Class B shares                    631        1,012         1,420        2,230
--------------------------------------------------------------------------------
Class C shares                    328          703         1,205        2,585
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                   $717       $1,016        $1,336       $2,242
--------------------------------------------------------------------------------
Class B shares                    231          712         1,220        2,230
--------------------------------------------------------------------------------
Class C shares                    228          703         1,205        2,585
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           |  Class A     Class B     Class C
                            ticker symbol  |  SCNAX       SCNBX       SCNCX
                              fund number  |  151         251         351

  Scudder 21st Century Growth Fund
--------------------------------------------------------------------------------

The Fund's Investment Strategy

The fund seeks long-term growth of capital by investing in common stocks of emerging growth companies that the advisor believes are poised to be leaders in the new century. The fund typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (typically less than $2 billion in total market value).

Using extensive fundamental and field research, the managers look for small companies, such as those in the Russell 2000 Growth Index, that have low debt, exceptional management teams, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers expect to find these companies in many rapidly-changing sectors of the economy, such as telecommunications, biotechnology and high tech.

Growth orientation. The managers primarily invest in companies that they believe offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

As companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the fund may continue to hold their stocks, but will generally not add to these holdings. The fund will normally sell a stock when it reaches a target price, when the managers believe other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

--------------------------------------------------------------------------------
OTHER INVESTMENTS Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the U.S. market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies, more vulnerable to competitive challenges and bad economic news, and the valuation of their stocks often depends on future expectations. Many technology companies are smaller companies which may have limited business lines and financial resources, making them especially vulnerable to business risks and economic downturns. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund focuses on a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, technology companies could be hurt by such factors as market saturation, price competition, and rapid obsolescence. In addition, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund may appeal to investors who are looking for a fund that seeks to identify tomorrow's leaders and who can accept the risks of small-company investing.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


Scudder 21st Century Growth Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997          9.74
1998          3.55
1999        124.93

2000 Total Return as of June 30: 4.50%
Best Quarter: 46.60%, Q4 1999            Worst Quarter: -23.99%, Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                     1 Year                Since Inception*
--------------------------------------------------------------------------------
Fund -- Class S                      124.93                     32.14
--------------------------------------------------------------------------------
Index                                 43.09                     16.45
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index, an unmanaged, capitalization-weighted index containing the growth stocks in the Russell 2000 Index.

Total returns would have been lower if operating expenses hadn't been reduced.

*  Since 9/9/1996. Index comparison begins 9/30/1996.

Performance for Classes A, B and C shares is not provided because these classes do not have a full calendar year of performance. Although Class S shares are not offered in this prospectus, they are invested in the same portfolio. Class S shares' annual returns differ to the extent that the classes have different fees and expenses.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

The table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)              5.75%          None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*        4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               0.75%         0.75%        0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee**            0.25          1.00         1.00
--------------------------------------------------------------------------------
Other Expenses***                             0.48          0.53         0.50
--------------------------------------------------------------------------------
Total Annual Operating Expenses               1.48          2.28         2.25
--------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect which would have no impact on the fund's expense ratio.

*** Includes a fixed rate administrative fee of 0.475%, 0.525% and 0.500% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee and a new investment management fee rate.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                           1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                     $717       $1,016       $1,336      $2,242
--------------------------------------------------------------------------------
Class B shares                      631        1,012        1,420       2,230
--------------------------------------------------------------------------------
Class C shares                      328          703        1,205       2,585
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                     $717       $1,016       $1,336      $2,242
--------------------------------------------------------------------------------
Class B shares                      231          712        1,220       2,230
--------------------------------------------------------------------------------
Class C shares                      228          703        1,205       2,585
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o Certain funds may actively trade securities, which could mean higher expenses (thus lowering return) and higher taxable distributions.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks.

Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The investment advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operations (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:

Fund Name                                              Fee Paid
---------------------------------------------------------------------
Scudder Aggressive Growth Fund                         0.52%
---------------------------------------------------------------------
Scudder Small Capitalization Equity Fund               0.82%
---------------------------------------------------------------------
Scudder Small Company Stock Fund                       0.70%
---------------------------------------------------------------------
Scudder 21st Century Growth Fund                       1.00%
---------------------------------------------------------------------

Scudder Small Company Stock Fund and Scudder 21st Century Growth Fund have each entered into a new investment management agreement with the advisor. The tables below set forth the new fee rates for each fund.

Average Daily Net Assets                               Fee Rate
---------------------------------------------------------------------
Scudder Small Company Stock Fund
---------------------------------------------------------------------

Investment Management Fee effective July 17, 2000
---------------------------------------------------------------------
first $500 million                                      0.75%
---------------------------------------------------------------------
next $500 million                                       0.70%
---------------------------------------------------------------------
more than $1 billion                                    0.65%
---------------------------------------------------------------------
Scudder 21st Century Growth Fund
---------------------------------------------------------------------

Investment Management Fee effective October 2, 2000
---------------------------------------------------------------------
first $500 million                                      0.75%
---------------------------------------------------------------------
next $500 million                                       0.70%
---------------------------------------------------------------------
more than $1 billion                                    0.65%
---------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.


Scudder Aggressive Growth Fund              Scudder Small Company Stock Fund

  Sewall F. Hodges                            Robert Tymoczko
  Lead Portfolio Manager                      Lead Portfolio Manager
    o Began investment career in 1978            o Began investment career in 1992
    o Joined the advisor in 1995                 o Joined the advisor in 1997
    o Joined the fund team in 1999               o Joined the fund team in 2001

  Jesus A. Cabrera                            Stephen Marsh
    o Began investment career in 1984            o Began investment career in 1980
    o Joined the advisor in 1999                 o Joined the advisor in 1997
    o Joined the fund team in 1999               o Joined the fund team in 2001

Scudder Small Capitalization Equity Fund    Scudder 21st Century Growth Fund

  Jesus A. Cabrera                            Peter Chin
  Lead Portfolio Manager                      Lead Portfolio Manager
    o Began investment career in 1984            o Began investment career in 1969
    o Joined the advisor in 1999                 o Joined the advisor in 1973
    o Joined the fund team in 1999               o Joined the fund team in 1996

                                              Roy C. McKay
                                                 o Began investment career in 1968
                                                 o Joined the advisor in 1988
                                                 o Joined the fund team in 1996


Financial Highlights


These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information for Scudder Aggressive Growth Fund and Scudder Small Capitalization Equity Fund has been audited by Ernst & Young LLP, and the information for Scudder 21st Century Growth Fund has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover). Because Class A, Class B and Class C shares of Scudder Small Company Stock Fund are newly offered, there is no financial data for these shares as of the date of this prospectus.



Scudder Aggressive Growth Fund -- Class A

--------------------------------------------------------------------------------

                                                                    December 31,
                                      Year ended September 30,        1996 to
                                  -------------------------------  September 30,
                                     2000       1999       1998         1997
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                         $15.42     $10.98     $12.60      $9.50
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)    (.00)(c)   (0.11)(c)  (0.02)(c)  (0.02)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                      7.46       4.55     (1.05)       3.12
--------------------------------------------------------------------------------
  Total from investment
  operations                        7.46       4.44     (1.07)       3.10
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gains on
  investment transactions             --         --     (0.55)         --
--------------------------------------------------------------------------------
Net asset value, end of period    $22.88     $15.42     $10.98      $12.60
--------------------------------------------------------------------------------
Total return (%) (a)               48.38     40.44(b)   (8.67)(b)    32.63**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                 142,256      39,623    21,040      6,289
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                      1.40         1.59     1.46      1.49*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                      1.40         1.30     1.25      1.49*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        (0.01)       (0.81)   (0.42)     (0.35)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          101        125        190       364*
--------------------------------------------------------------------------------

(a)  Total return does not reflect the effect of sales charges.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Based on monthly average shares outstanding during the period.

*    Annualized

**   Not annualized

Scudder Aggressive Growth Fund -- Class B

                                                                    December 31,
                                      Year ended September 30,        1996 to
                                  ------------------------------   September 30,
                                     2000       1999       1998         1997
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning        $15.06     $10.83     $12.52         $9.50
of period
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)    (.20)(c)   (0.24)(c)  (0.04)(c) (0.08)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                      7.28       4.47     (1.10)      3.10
--------------------------------------------------------------------------------
  Total from investment
  operations                        7.08       4.23     (1.14)      3.02
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gains on
  investment transactions             --         --     (0.55)        --
--------------------------------------------------------------------------------
Net asset value, end of period    $22.14     $15.06     $10.83    $12.52
--------------------------------------------------------------------------------
Total return (%) (a)               47.01     39.06(b)   (9.30)(b)  31.79**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                  97,851       27,688   13,575     4,132
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                      2.33         2.77     2.81     2.41*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                      2.32         2.17     2.12     2.41*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        (0.95)       (1.68)   (1.29)    (1.27)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          101        125        190      364*
--------------------------------------------------------------------------------

(a)  Total return does not reflect the effect of sales charges.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Based on monthly average shares outstanding during the period.

*    Annualized

**   Not annualized

Scudder Aggressive Growth Fund -- Class C

                                                                   December 31,
                                    Year ended September 30,         1996 to
                               ---------------------------------   September 30,
                                   2000       1999        1998          1997
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                        $15.06      $10.84     $12.53        $9.50
--------------------------------------------------------------------------------
Income from investment
operations:

  Net investment income (loss)    (.22)(c)   (0.25)(c)  (0.04)(c)     (0.07)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                     7.27        4.47     (1.10)         3.10
--------------------------------------------------------------------------------
  Total from investment
  operations                       7.05        4.22     (1.14)         3.03
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gains on
  investment transactions            --          --     (0.55)           --
--------------------------------------------------------------------------------
Net asset value, end of period   $22.11      $15.06     $10.84       $12.53
--------------------------------------------------------------------------------
Total return (%) (a)              46.81      38.93(b)   (9.29)(b)     31.89**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                 27,487      7,039       2,717       1,188
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)             2.44      2.96         2.76        2.19*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)             2.43      2.30         2.10        2.19*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        (1.05)    (1.81)       (1.27)      (1.05)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         101        125         190         364*
--------------------------------------------------------------------------------

(a)  Total return does not reflect the effect of sales charges.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Based on monthly average shares outstanding during the period.

*    Annualized

**   Not annualized

Scudder Small Capitalization Equity Fund -- Class A

--------------------------------------------------------------------------------
Year ended September 30,              2000      1999     1998    1997      1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                           $6.12     $5.30     $7.98   $7.01    $7.14
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)     (.08)(a)  (.04)(a)   (.03)   (.01)   (.02)(a)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain  (loss) on investment
  transactions                       3.42      1.27    (1.84)    1.55      .94
--------------------------------------------------------------------------------
  Total from investment operations   3.34      1.23    (1.87)    1.54      .92
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gains on
  investment transactions           (.36)     (.41)     (.81)   (.57)   (1.05)
--------------------------------------------------------------------------------
  Total distributions               (.36)     (.41)     (.81)   (.57)   (1.05)
--------------------------------------------------------------------------------
Net asset value, end of period      $9.10     $6.12     $5.30   $7.98    $7.01
--------------------------------------------------------------------------------
Total return (%) (b)               55.94(c)   23.91    (25.13)  24.29    16.33
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                       821       565       512     760      680
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       1.34      1.01       .90     .90     1.08
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       1.33      1.01       .90     .90     1.08
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          (1.02)     (.64)     (.38)   (.20)    (.26)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           156       133        86     102       85
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return does not reflect the effect of sales charges.

(c)  Total return would have been lower had certain expenses not been reduced.

Scudder Small Capitalization Equity Fund -- Class B

--------------------------------------------------------------------------------
Year ended September 30,              2000      1999     1998    1997      1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                           $5.67     $4.98     $7.64   $6.81    $7.03
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)     (.16)(a)  (.10)(a)   (.11)   (.10)   (.09)(a)
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment
  transactions                       3.14      1.20    (1.74)    1.50      .92
--------------------------------------------------------------------------------
  Total from investment operations   2.98      1.10    (1.85)    1.40      .83
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gains on
  investment transactions           (.36)     (.41)     (.81)   (.57)   (1.05)
--------------------------------------------------------------------------------
  Total distributions               (.36)     (.41)     (.81)   (.57)   (1.05)
--------------------------------------------------------------------------------
Net asset value, end of period      $8.29     $5.67     $4.98   $7.64    $6.81
--------------------------------------------------------------------------------
Total return (%) (b)               53.95(c)   22.78    (26.06)  22.83    15.13
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                       186       136       186     302      258
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       2.51      2.28      2.14    2.14     2.15
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       2.50      2.28      2.14    2.14     2.15
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          (2.19)    (1.91)    (1.62)  (1.44)   (1.33)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           156       133        86     102       85
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return does not reflect the effect of sales charges.

(c)  Total return would have been lower had certain expenses not been reduced.

Scudder Small Capitalization Equity Fund -- Class C

--------------------------------------------------------------------------------
Year ended September 30,              2000      1999     1998    1997      1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                           $5.71     $5.00     $7.63   $6.80    $7.02
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)       (.13)(a)  (.08)(a) (.14)    (.09)  (.09)(a)
--------------------------------------------------------------------------------
  Net realized and unrealized        3.17      1.20    (1.68)    1.49      .92
  gain  (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   3.04      1.12    (1.82)    1.40      .83
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gains on
  investment transactions            (.36)     (.41)     (.81)   (.57)   (1.05)
--------------------------------------------------------------------------------
  Total distributions                (.36)     (.41)     (.81)   (.57)   (1.05)
--------------------------------------------------------------------------------
Net asset value, end of period      $8.39     $5.71     $5.00   $7.63    $6.80
--------------------------------------------------------------------------------
Total return (%) (b)               55.38(c)   23.10    (25.65)  22.87    15.16
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                        21        10         8      11        6
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       2.10      1.93      2.06    1.95     2.15
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       2.10      1.93      2.06    1.95     2.15
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          (1.79)    (1.56)    (1.54)  (1.25)   (1.33)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           156       133        86     102       85
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return does not reflect the effect of sales charges.

(c)  Total return would have been lower had certain expenses not been reduced.

Scudder 21st Century Growth Fund -- Class A

------------------------------------------------------------------------------
                                                                       2000(a)
------------------------------------------------------------------------------
Net asset value, beginning of period                                  $29.07
------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (b)                                     (.06)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments transactions (1.77)
------------------------------------------------------------------------------
  Total from investment operations                                    (1.83)
------------------------------------------------------------------------------
Net asset value, end of period                                        $27.24
------------------------------------------------------------------------------
Total Return (%) (c) (d)                                               (6.30)**
------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     2
------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         2.10*
------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          1.45*
------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.26)**
------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              135
------------------------------------------------------------------------------

(a) For the period May 1, 2000 (commencement of sales of Class A shares) to July 31, 2000.

(b)  Based on monthly average shares outstanding during the period.

(c)  Total return would have been lower had certain expenses not been reduced.

(d)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder 21st Century Growth Fund -- Class B

--------------------------------------------------------------------------------
                                                                         2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $29.07
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (b)                                       (.12)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments transactions   (1.76)
--------------------------------------------------------------------------------
  Total from investment operations                                      (1.88)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $27.19
--------------------------------------------------------------------------------
Total Return (%) (c) (d)                                                (6.47)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .69
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           3.19*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            2.20*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 (.45)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                135
--------------------------------------------------------------------------------

(a) For the period May 1, 2000 (commencement of sales of Class B shares) to July 31, 2000.

(b)  Based on monthly average shares outstanding during the period.

(c)  Total return would have been lower had certain expenses not been reduced.

(d)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder 21st Century Growth Fund -- Class C

--------------------------------------------------------------------------------
                                                                         2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $29.07
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (b)                                       (.12)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments transactions   (1.76)
--------------------------------------------------------------------------------
  Total from investment operations                                      (1.88)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $27.19
--------------------------------------------------------------------------------
Total Return (%) (c) (d)                                                (6.47)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .34
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           3.66*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            2.20*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 (.45)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                135
--------------------------------------------------------------------------------

(a) For the period May 1, 2000 (commencement of sales of Class C shares) to July 31, 2000.

(b)  Based on monthly average shares outstanding during the period.

(c)  Total return would have been lower had certain expenses not been reduced.

(d)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

  How to Invest in the Funds

  The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

  You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o 0.25% service fee*                        Class C
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero six years after purchase
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
                                            which means lower annual expenses
o 1.00% distribution/service fee*           going forward
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you          remain higher
  bought within the last year

o 1.00% distribution/service fee*
--------------------------------------------------------------------------------

* Scudder 21st Century Growth Fund: Pending shareholder approval, each class's current shareholder services fee will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect which would result in no impact to each fund's expense ratio.

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from fund assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                                             Sales charge as a %
                      Sales charge as a %        of your net
Your investment        of offering price         investment
------------------------------------------------------------------
Up to $50,000                 5.75                  6.10
------------------------------------------------------------------
$50,000-$99,999               4.50                  4.71
------------------------------------------------------------------
$100,000-$249,999             3.50                  3.63
------------------------------------------------------------------
$250,000-$499,999             2.60                  2.67
------------------------------------------------------------------
$500,000-$999,999             2.00                  2.04
------------------------------------------------------------------
$1 million or more     See below and next page
------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                      4.00%
---------------------------------------------------------------------
Second or third year                            3.00
---------------------------------------------------------------------
Fourth or fifth year                            2.00
---------------------------------------------------------------------
Sixth year                                      1.00
---------------------------------------------------------------------
Seventh year and later          None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares can be a logical choice for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares            CDSC on shares you sell
---------------------------------------------------------------------
First year                                       1.00%
---------------------------------------------------------------------
Second year and later                            None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts

$500 or more for IRAs                     $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and an investment slip to us
o Send it to us at the appropriate          at the appropriate address below
  address, along with an investment
  check                                   o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o  Call (800) 621-1048 for instructions   o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  Regular mail:
  Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

  Express, registered or certified mail:
  Scudder Investments Service Company, 811 Main Street, Kansas City, MO
  64105-2005

  Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

----------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
----------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 42
existing accounts
----------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o  Contact your representative by the
  method that's most convenient for you      method that's most convenient for you
----------------------------------------------------------------------------------
By phone or wire

o  Call (800) 621-1048 for instructions   o  Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o  the fund, class and account number
  you're exchanging out of                   from which you want to sell shares

o the dollar amount or number of shares   o  the dollar amount or number of
  you want to exchange                       shares you want to sell

o the name and class of the fund you      o  your name(s), signature(s) and
  want to exchange into                      address, as they appear on your
                                             account
o your name(s), signature(s) and
  address, as they appear on your         o  a daytime telephone number
  account

o a daytime telephone number
----------------------------------------------------------------------------------
With an automatic exchange plan           With an automatic withdrawal plan

o To set up regular exchanges from a      o  To set up regular cash payments from
  fund account, call (800) 621-1048          a fund account, call (800) 621-1048
----------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register      --

o Follow the instructions for making
  on-line exchanges
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through an automatic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold your shares. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

    TOTAL ASSETS - TOTAL LIABILITIES
 --------------------------------------  = NAV
   TOTAL NUMBER OF SHARES OUTSTANDING

For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; Scudder Small Company Stock Fund and Scudder 21st Century Growth Fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to their shareholders in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the funds at the SEC's Public Reference
Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.

--------------------------------------------------------------------------------

         Scudder Investments                       SEC
         ----------------------------------------------------------------

         222 South Riverside Plaza                 Public Reference Section
         Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
         www.scudder.com                           www.sec.gov
         (800) 621-1048                            (202) 942-8090



         SEC File Numbers
         ----------------------------------------------------------------
         Scudder Aggressive Growth Fund            811-07855
         Scudder Small Capitalization Equity Fund  811-1702
         Scudder Small Company Stock Fund          811-43
         Scudder 21st Century Growth Fund          811-2021

         Distributor
         Scudder Distributors, Inc.
         222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
         Tel (800) 621-1048
         SCUDDER
         INVESTMENTS


         A member of [LOGO] Zurich Scudder Investments